Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
May 27, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Rydex Series Funds (File Nos. 033-59692 and 811-07584) Filing Pursuant to Rule 485(a)
Ladies and Gentlemen:
On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 105 to the Trust’s Registration Statement on Form N-1A (“PEA No. 105”). The purpose of PEA No. 105 is to: (i) reflect revised investment objectives for the Mid-Cap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund; (ii) reflect revised investment objectives and strategies for the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, and Long Short Equity Strategy Fund; (iii) reflect the addition of American Independence Financial Services, LLC as sub-adviser for the Long Short Treasury Securities Fund; (iv) reflect the removal of the Distribution (12b-1) Fee from A-Class Shares of the U.S. Government Money Market Fund; and (v) reflect changes in the holding period terms of the A-Class Shares.
Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5684 with your questions or comments.
Sincerely,

/s/ Laura E. Flores
Laura E. Flores